10.31 Fidelity Global Balanced Fund - ATCI PRO-06 | Fidelity® Global Balanced Fund
Shareholder fees (fees paid directly from your investment)
Shareholder Fees {- Fidelity® Global Balanced Fund} - 10.31 Fidelity Global Balanced Fund - ATCI PRO-06 - Fidelity® Global Balanced Fund	Fidelity Global Balanced Fund-Class A		Fidelity Global Balanced Fund-Class T		Fidelity Global Balanced Fund-Class C		Fidelity Global Balanced Fund- Class I
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	1.00%	[2]	none
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

10.31 Fidelity Global Balanced Fund - ATCI PRO-06 | Fidelity® Global Balanced Fund | Fidelity Global Balanced Fund-Class A
Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
10.31 Fidelity Global Balanced Fund - ATCI PRO-06 | Fidelity® Global Balanced Fund | Fidelity Global Balanced Fund-Class T
Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
10.31 Fidelity Global Balanced Fund - ATCI PRO-06 | Fidelity® Global Balanced Fund | Fidelity Global Balanced Fund-Class C
On Class C shares redeemed less than one year after purchase.